Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Current assets:
Cash and cash equivalents	$ 89,915	544,318	31,555
Restricted cash	11,838	71,662	11,209
Time deposits	20,002	121,085
Accounts receivable	10,328	62,522	22,937
Accounts receivable due from employees			225
Amounts due from related parties			188,242
Prepayments and other current assets	15,573	94,273	68,659
Deferred tax assets	2,646	16,016	6,994
Total current assets	150,302	909,876	329,821
Non-current assets:
Property and equipment, net	5,982	36,213	38,102
Intangible assets, net	558	3,377	2,229
Deposits	981	5,939	5,463
Deferred initial public offering expenses			1,496
Deferred tax assets	26	157	841
Other non-current assets	452	2,738	1,391
Total non-current assets	7,999	48,424	49,522
TOTAL ASSETS	158,301	958,300	379,343
Current liabilities:
Short-term loans (including short-term loans of the consolidated VIEs without recourse to 500.com Limited of Nil and RMB12,802 (US$2,115) as of December 31, 2012 and 2013, respectively)	2,115	12,802
Dividends payable			194,526
Amount due to a related party			8,520
Accrued payroll and welfare payable (including accrued payroll and welfare payable of the consolidated VIEs without recourse to 500.com Limited of RMB7,038 and RMB8,336 (US$1,377) as of December 31, 2012 and 2013, respectively)	2,149	13,012	10,408
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to 500.com Limited of RMB59,538 and RMB72,857 (US$12,036) as of December 31, 2012 and 2013, respectively)	14,578	88,246	66,307
Income tax payable (including income tax payable of the consolidated VIEs without recourse to 500.com Limited of RMB1,554 and RMB1,863 (US$308) as of December 31, 2012 and 2013, respectively)	745	4,507	1,554
Total current liabilities	19,587	118,567	281,315
Non-current liabilities:
Deferred tax liabilities			88,796
Long-term payables (including long-term payables of the consolidated VIEs without recourse to 500.com Limited of RMB11,852 and RMB29,328 (US$4,845) as of December 31, 2012 and 2013, respectively)	5,007	30,313	11,852
Total non-current liabilities	5,007	30,313	100,648
TOTAL LIABILITIES	24,594	148,880	381,963
Commitments and contingencies
Shareholders' equity (deficit):
Additional paid-in capital	159,776	967,233	255,781
Accumulated other comprehensive income	1,733	10,492	15,988
Accumulated deficit	(27,821)	(168,419)	(274,473)
Total shareholders' equity (deficit)	133,707	809,420	(2,620)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)	$ 158,301	958,300	379,343